COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Operating Leases
Year ended December 31,

2017	5,392
2018	3,561
2019	2,729
2020	1,543
2021 and thereafter	2,127

15,352